Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 420,613	$ 389,434
Unapplied cash and receivable credits	158,006	169,657
Accrued insurance	162,149	163,240
Derivative financial instruments	192,729	124,171
Special charge for legal matters	115,000	115,000
Other	655,776	575,921
Total accrued expenses and other current liabilities	$ 1,704,273	$ 1,537,423